Description of the Business (Details) - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2024	Oct. 28, 2024
Restructuring Cost and Reserve [Line Items]
Percentage of reduction in workforce under corporate restructuring	80.00%
Net cash at closing of the merger		$ 1.0
Private Placement
Restructuring Cost and Reserve [Line Items]
Aggregate purchase price		$ 200.0
Prior to closing of private placement | Crescent Biopharma, Inc.
Restructuring Cost and Reserve [Line Items]
Parent ownership (as percentage)		86.20%
Prior to closing of private placement | GlycoMimetics, Inc.
Restructuring Cost and Reserve [Line Items]
Noncontrolling ownership (as percentage)		13.80%
Post the Closing of Private Placement [Member] | Crescent Biopharma, Inc.
Restructuring Cost and Reserve [Line Items]
Parent ownership (as percentage)		96.90%
Post the Closing of Private Placement [Member] | GlycoMimetics, Inc.
Restructuring Cost and Reserve [Line Items]
Noncontrolling ownership (as percentage)		3.10%